Other Expenses, Net - Summary of Other Expenses (Parenthetical) (Detail) - Neoris N.V. [Member] $ in Millions	Nov. 01, 2024 USD ($)
Disclosure of operating segments [line items]
Gain on sale of capital investment	$ 139
Percentage of sale of capital investment	34.80%